Note 13 - Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	2012	2011	2010

Stock option and incentive plans	$798,929	$587,900	$475,835
Stock purchase plan	50,831	58,519	57,436
Stock appreciation rights	-	49,988	(45,159)
	$849,760	$696,407	$488,112

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	December 31,
	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Outstanding, beginning	535,130	$13.85	510,612	$14.04	474,416	$14.44
Granted	102,722	9.30	73,250	8.23	67,760	9.00
Exercised	(17,876)	9.68	(36,459)	8.30	(5,754)	10.24
Forfeited	(11,124)	10.57	(12,273)	8.28	(25,810)	9.68
Outstanding, ending	608,852	13.27	535,130	13.85	510,612	14.04

Exercisable, ending	391,378		355,398		321,336

Weighted average fair value per option of options granted during the period	$2.79		$2.74		$2.89

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding
		Weighted		Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$7.72 to $8.93	65,530	7.90	$8.10	16,730	$8.22
$9.00 to $11.64	239,692	7.75	9.21	78,098	9.19
$13.25 to $16.85	157,205	4.68	15.94	150,125	15.96
$17.00 to $18.60	49,840	2.73	18.06	49,840	18.06
$18.67 to $20.90	67,885	2.16	19.48	67,885	19.48
$21.00 to $22.00	28,700	2.16	21.28	28,700	21.28
	608,852			391,378

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
	2012	2011	2010

Shares granted	29,671	34,860	31,718
Shares purchased	31,554	36,174	28,907
Weighted average fair value per share granted	$1.71	$1.68	$1.81